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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended        March 31, 2003
                                                     --------------


Check here if Amendment [X]               Amendment Number :    1
                                                              -----

   This Amendment (Check only one):  [X] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         RBS Partners, L.P.
              ---------------------------------------
Address:      1 Lafayette Place
              ---------------------------------------
              Greenwich, CT 06830
              ---------------------------------------

Form 13F File Number:             28-2610
                                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         William C. Crowley
              -------------------------------------------------------
Title:        President of General Partner
              -------------------------------------------------------
Phone:        (203) 861-4600
              -------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ William C. Crowley           Greenwich, CT                May 20, 2003
     -----------------------------    ----------------------     ---------------
         (Signature)                  (City, State)                   (Date)

Report Type ( Check only one):

  [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Manager:                                0
Form 13F Information Table Entry Total:                         12
Form 13F Information Table Value Total:                 $3,804,858
                                                     (in thousands)


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF            TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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
Autozone Inc.       Common     053332-10-2      916,262   13,335,206   SH             DEFINED               13,335,206

Autozone Inc.       Common     053332-10-2      837,815   12,193,494   SH               SOLE                12,193,494

AutoNation, Inc.    Common     05329W-10-2      249,608   19,577,107   SH             DEFINED               19,577,107

AutoNation, Inc.    Common     05329W-10-2      709,170   55,621,193   SH               SOLE                55,621,193

Deluxe Corp.        Common     248019-10-1      206,691    1,672,056   SH             DEFINED                1,672,056

Deluxe Corp.        Common     248019-10-1       28,747    4,194,814   SH               SOLE                 4,194,814

Footstar Inc.       Common     344912-10-0        3,830      455,938   SH             DEFINED                  455,938

Footstar Inc.       Common     344912-10-0       18,381    2,188,262   SH               SOLE                 2,188,262

Payless
 ShoeSource Inc.    Common     704379-10-6       13,292      849,360   SH             DEFINED                  849,360

Payless
 ShoeSource Inc.    Common     704379-10-6       69,997    4,472,640   SH               SOLE                 4,472,640

Sears,
 Roebuck & Co.      Common     812387-10-8      108,488    4,492,266   SH             DEFINED                4,492,266

Sears,
 Roebuck & Co.      Common     812387-10-8      642,577   26,607,734   SH               SOLE                26,607,734

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.